Ownership, Nature of Business - The 2018 Restructuring (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 12, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 13, 2018	Mar. 31, 2018	Dec. 31, 2017	Apr. 25, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Restricted cash		$ 4,145	$ 4,175
10.75% Senior Secured Notes due 2019 | Senior secured notes payable
2018 Restructuring
Percent of Holders or Managers, Consent to Restructuring Support Agreement		50.00%	50.00%
12.75% Senior Secured Notes due 2020 | Senior secured notes payable
2018 Restructuring
Percent of Holders or Managers, Consent to Restructuring Support Agreement		100.00%	100.00%
9.00% Secured Notes due September 2020 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)	9.00%
Percent of Holders or Managers, Consent to Restructuring Support Agreement	9.00%
10.750% senior PIK notes due 2023 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)			10.75%
Debt amount		$ 276,900	$ 276,900
Note, Secured, due April 2019
2018 Restructuring
Subsidiary Note Payable, Including Deferred Issuance Costs			$ 70,000	$ 70,000
Common units A | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		850,000	850,000
Common units B
2018 Restructuring
Received Common Units, Percent of Outstanding Common Units	15.00%		15.00%
Common units B | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		150,000	150,000
Common Class C | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		52,631.6	52,631.6
Predecessor
Financial assets:
Restricted cash					$ 4,420	$ 4,585		$ 3,015	$ 3,460
Predecessor | 10.75% Senior Secured Notes due 2019 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)	10.75%					10.75%
Predecessor | 12.75% Senior Secured Notes due 2020
2018 Restructuring
Interest rate (as a percent)			12.75%
Predecessor | 12.75% Senior Secured Notes due 2020 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)	12.75%					12.75%
Predecessor | Note, Secured, due April 2019
2018 Restructuring
Subsidiary Note Payable, Including Deferred Issuance Costs				$ 63,500			$ 63,500